NON-WHOLLY OWNED SUBSIDIARIES - Composition of Accumulated NCI (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	$ 7,845	$ 7,261
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	7,070	6,967	$ 3,383
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	3,969	3,166	424
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	355	833	1,534
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	2,746	2,968	$ 1,425
Individually Immaterial Subsidiaries
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	$ 775	$ 294